REVENUE EARNING ROBOTS CONSISTED OF THE FOLLOWING (Details) - USD ($)	May 31, 2023	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021
Investments, All Other Investments [Abstract]
Revenue earning devices	$ 2,459,470	$ 2,015,058	$ 2,015,058	$ 1,143,724
Less: Accumulated depreciation	(902,680)	(779,839)	(779,839)	(434,661)
Property, Plant and Equipment, Other, Net	$ 1,556,790	$ 1,235,219	$ 1,235,219	$ 709,063